UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Daniel Bender     McLean, VA     May 02, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $140,058 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ORIENTAL BIOENGR IN   COM              028731107     2340   288900 SH       SOLE                   288900        0        0
ANNALY CAP MGMT INC            COM              035710409     2105   137400 SH       SOLE                   137400        0        0
ASHFORD HOSPITALITY TR INC     COM SHS          044103109     5805  1021960 SH       SOLE                  1021960        0        0
ASSURANT INC                   COM              04621X108     2343    38500 SH       SOLE                    38500        0        0
BOYD GAMING CORP               COM              103304101     3560   178000 SH       SOLE                   178000        0        0
BRINKS CO                      COM              109696104     1404    20900 SH       SOLE                    20900        0        0
CROWN HOLDINGS INC             COM              228368106     4128   164058 SH       SOLE                   164058        0        0
CVS CAREMARK CORPORATION       COM              126650100     4060   100223 SH       SOLE                   100223        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105    10471   767690 SH       SOLE                   767690        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106     1552    40700 SH       SOLE                    40700        0        0
GOOGLE INC                     CL A             38259P508     5995    13610 SH       SOLE                    13610        0        0
INTERNATIONAL SPEEDWAY CORP    CL A             460335201     1302    31600 SH       SOLE                    31600        0        0
KINGSWAY FINL SVCS INC         COM              496904103      626    52900 SH       SOLE                    52900        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     1474    20000 SH       SOLE                    20000        0        0
MERITAGE HOMES CORP            COM              59001A102    12011   621713 SH       SOLE                   621713        0        0
NVR INC                        COM              62944T105     3573     5980 SH       SOLE                     5980        0        0
O REILLY AUTOMOTIVE INC        COM              686091109     3716   130300 SH       SOLE                   130300        0        0
PENN NATL GAMING INC           COM              707569109    20572   470438 SH       SOLE                   470438        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105    31516  1455025 SH       SOLE                  1455025        0        0
RIVIERA HLDGS CORP             COM              769627100     7988   387591 SH       SOLE                   387591        0        0
SLM CORP                       COM              78442P106     2880   187600 SH       SOLE                   187600        0        0
THORNBURG MTG INC              PFD CONV SER F   885218701     1806   425000 SH       SOLE                   425000        0        0
VIACOM INC NEW                 CL B             92553P201     8831   222890 SH       SOLE                   222890        0        0